AMERICAN STOCK EXCHANGE®
Equities Options ETFs

05069294

Richard A. Mikaliunas
Senior Vice President
Capital Markets

American Stock Exchange
86 Trinity Place
New York, NY 10006
T 212 306 1807
F 212 306 2066
richard.mikaliunas@amex.com

1-10000

November 21, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Office of Filings and Information Services
Filer Support #2
Room #2531
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that the American Stock Exchange (the "Exchange") received from Wachovia Corporation (the "Registrant") a copy of the Company's application on Form 8-A for the registration of the following security:

Strategic Access Securities
Linked to the Berkshire Hathaway Inc Class B Shares

We further certify that the above security has been approved by the Exchange for listing and registration, upon official notice of issuance, and understand that the 8-A will be immediately effective upon receipt of this letter.

Sincerely,

Richard A. Mikaliunas